Information on geographical areas - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) segments	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Income Taxes [Line Items]
Number of operating segments | segments	7
Average effective tax rate	31.50%	29.20%	30.30%
Applicable tax rate	25.20%	25.80%	25.80%
Expenses not deductible for tax purposes	€ 320	€ 237	€ 346
Settlement With Tax Authority [Member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes			€ 775
Netherlands [member]
Disclosure Of Income Taxes [Line Items]
Average effective tax rate	47.00%	31.00%	37.00%
Applicable tax rate	25.00%	25.00%	25.00%
Netherlands [member] | Dutch bank tax [member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes	€ 169	€ 177
Netherlands [member] | AT1 interest expense [member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes		€ 276
Netherlands [member] | Settlement With Tax Authority [Member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes			€ 775
Netherlands [member] | Impairment of Goodwill [Member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes	266
Netherlands [member] | Impairment of TMB [Member]
Disclosure Of Income Taxes [Line Items]
Expenses not deductible for tax purposes	€ 230